SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of iKang Guobin Healthcare Group Inc., its subsidiaries, its VIEs and its VIEs’ subsidiaries.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, costs and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, the useful lives and impairment of property and equipment, purchase price allocation relating to business acquisitions, the useful lives and impairment of intangible assets, impairment of goodwill, impairment of long-term investments, valuation allowance for deferred tax assets, share-based compensation and fair value of long-term available-for-sale investments, common shares, convertible redeemable preferred shares and forward contracts.

Business Acquisitions

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred. Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and have maturities of three months or less when purchased.

Restricted cash

Restricted cash mainly consists of the cash deposit denominated in U.S. dollar in overseas accounts used to collateralize the locally borrowings in China to meet Group’s RMB funding needs, which is primarily to purchase property and equipment within China.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.

Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business.  A general allowance for doubtful accounts is provided based on aging analyses of accounts receivable balances, historical bad debt rates, in addition to specific provisions established based on customers’ repayment patterns and customer credit worthiness.

Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, restricted cash, term deposits, accounts receivable, forward contracts, equity securities investments, amount due from related parties, accounts payable, amount due to related parties, short-term borrowing and long-term borrowing.

The carrying values of cash and cash equivalents, restricted cash, term deposits, accounts receivable, accounts payable, amounts due from related parties, and short-term borrowings approximate their fair values due to short-term maturities.

Effective interest method

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period.  The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Interest expense is recognized on an effective interest basis.

Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group measures certain assets, including long-term investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Fair value of financial instruments is discussed in Note 19.

Significant risks and uncertainties

The Group operates in an industry with rapid changes in regulations, customer demand and competition and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: advances and trends in healthcare industry standards, changes in certain strategic relationships or customer relationships, regulatory or other PRC related factors, risks associated with the Group’s ability to keep and increase the customer base, and risks surrounding pending litigations.

Foreign currency risk

The Renminbi (“RMB”) is not a freely convertible currency.  The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies.  The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.  Cash and cash equivalents of the Group included aggregate amounts of $30,172 and $98,577 at March 31, 2015 and 2016, respectively, which were denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable.  The Group places their cash with financial institutions with high-credit ratings and quality.

The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers. No customer accounted for 10% or more of total revenues for the years ended March 31, 2014, 2015 and 2016, respectively.  No customer accounted for 10% or more of accounts receivable as of March 31, 2015 and 2016, respectively.

Inventories

Inventories are medical consumable supplies and are stated at the lower of cost or market value.  Inventories are written down for obsolescence to net realizable value based upon estimates of future demand and expiration date of inventories.  The Group did not record a write-down of inventories for the years ended March 31, 2014, 2015 and 2016, respectively.

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization.  Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer equipment and application software	5 years
Furniture and fixture	5 years
Medical equipment	10 years
Motor vehicles	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term

Construction in progress represents unfinished leasehold improvement and installment of equipment for new clinics.  Construction in progress will be transferred to leasehold improvement or property and equipment when it is finished.  Depreciation is recorded at the time when assets are ready for the intended use.

Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the purchase method of accounting are estimated by management based on the fair value of assets acquired.  Identifiable intangible assets are carried at cost less accumulated amortization.  Amortization of customer relationship is computed using the estimated attrition pattern of the acquired customers, and amortization of other finite-lived intangible assets is computed using the straight-line method over the following estimated average useful lives, which are as follows:

	Weighted average (years)	Range (years)
Customer relationship	5.5	2.1~10.0
Non-compete agreement	3.0	2.0~3.0
Contract backlog	0.7	0.4~0.9
Operating license	2.9	0.3~5.0
Favorable lease contract	7.1	2.8~9.8

The weighted average estimated average useful life of the intangible assets with determinable lives is 5.3 years.

Intangible assets-indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite.  An intangible asset that is not subject to amortization is tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test consists of the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates.

Impairment of long-lived assets and intangible assets with definite life

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization.  Depreciation and amortization is computed principally using the straight-line method.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable.  The Group measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows.  The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Goodwill

Goodwill represents the excess of the fair value of consideration paid over the fair value of identifiable net assets acquired in business combinations. Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment annually or more frequently if events and circumstances indicate that they might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (March 31 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

In the evaluation of the goodwill for impairment, the Group may first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process.

The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Group did not incur any impairment loss on goodwill for the years ended March 31, 2014, 2015 and 2016, respectively.

Long-term investments

The Group’s long-term investments consist of cost method investments, equity method investments and available-for-sale investments.

Cost method investments

For equity investments that are not considered as equity securities that have readily determinable fair values and over which the Group neither has significant influence nor control through investment in common stock or in-substance common stock, the cost method is used. Investments in limited partnerships over whose operating and financing policies the Group has virtually no influence and with investment less than 20 percent are accounted for using the cost method.

Under the cost method, the Company carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee’s post-acquisition profits.

Equity method investments

The Group applies the equity method to account for an equity investment, in common stock or in-substance common stock over which it has significant influence but does not own a majority equity interest or otherwise control. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Group initially records its investment at cost and subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment.

Available-for-sale investments

For investments in investees’ stocks which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value; the financial condition, operating performance and the prospects of the equity investee; and other Group specific information such as recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value. The Group estimated the fair value of these investee companies based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.

Revenue recognition

Revenue is stated net of business tax.  The Group’s PRC subsidiaries and VIE entities are subject to a 5% business tax and related surcharges on the revenues earned from providing services and selling products in the PRC.  Certain contracts under specific formalities are exempted from business tax in accordance with the PRC tax laws.  The Group recognized $2,084, $2,156, and $2,692 business tax for the years ended March 31, 2014, 2015 and 2016, respectively.

The Group recognizes revenues when persuasive evidence of an arrangement exists, service has been provided, the sales price is fixed or determinable, and collectability is reasonably assured. The Group offers medical examination and disease screening services and renders such services at the request of its customers.  The Group recognizes revenues when the examination reports are issued and passed to the local couriers if hard copy reports are required by its customers, or when the examination reports are uploaded on line and can be viewed by the customers on line if hard copy reports are not required.  The Group notifies its customers when their examination reports are delivered to the local couriers or ready to be viewed and downloaded on line.

For individual customers, fees are collected before the performance of the services while corporate customers prepay a portion of service fees upon signing of the master contract, which is recognized as deferred revenue by the Group.  All fees for services rendered are first charged against the corporate customer’s deferred revenues until it is entirely exhausted before the Group starts to invoice the corporate customers.  The Group records accounts receivables from its corporate customers when the examination reports of the employees of corporate customers have been delivered or uploaded on line but the Group has not received remaining payments from the corporate customers.

Sometimes the Group engages third-party providers to provide medical examination and disease screening services on behalf of the Group.  The Group evaluates the services provided by third parties on behalf of the Group to determine whether to recognize the revenues on a gross or net basis.  The determination is based upon an assessment as to whether the Group acts as a principal or agent when providing the services.  All of the revenues involving third-party providers providing medical examination or disease screening services on behalf of the Group are currently accounted for on a gross basis since the Group is the primary obligor, has the latitude in establishing prices, discretion in third-party provider selection and the credit risks.

The Group also provides packages of bundled services principally comprising combinations of medical examination, disease screening, health consultation and medical concierge services to its corporate customers, which normally expire within one year from the date of purchase and does not include right of return.  The Group allocates revenues from the sale of bundled services to each component using the relative selling price of each component based on the Group’s best estimate.  Revenue recognition criteria for components included in the bundled services is identical to as if the components are sold on a standalone basis.

The Group recognizes revenue from dental services when the service is rendered and the service fee is collectable.

Value added tax (“VAT”)

On January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot value-added taxes (“VAT”) reform program (“Pilot Program”), applicable to business in selected industries. Such VAT Pilot Program were phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Business in the Pilot Program would pay VAT instead of sales tax. Starting from August 1, 2013, the Pilot Program was expanded to cover all regions in the PRC.

Cai Shui [2016] No. 36 specifies the industries and relevant requirements that can enjoy VAT exemption. In accordance with Cai Shui [2016] No. 36, the medical examination service is exempt from paying VAT, therefore, the Group’s medical examination service is not currently subject to VAT.

Non-monetary exchange

The Group occasionally exchanges medical examination services with advertising agencies for advertising credits. The amount of deferred revenues and prepaid expenses is based on the fair value of the medical examination services surrendered which approximates the price the Group offers to the individual customers and is more readily determinable. The amounts of revenues recognized for non-monetary transactions were $706, $571 and $1,767 for the years ended March 31, 2014, 2015 and 2016, respectively. Direct costs attributable to the revenues have been immaterial.

Cost of revenues

Cost of revenues consist of expenditures incurred in the generation of the Group’s revenues, includes but not limited to salaries and welfare paid to physicians, nurses, purchase of medical consumables, depreciation and amortization, rental, and fees paid to third-party service providers.

Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits for research and development personnel, and (ii) office rental, general expenses and depreciation and amortization expenses associated with the research and development activities.  The Group’s research and development activities primarily consist of the research and development of its information technology platform. Research and development expenses are expensed when incurred.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.  Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements.  Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.  The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended March 31, 2014, 2015 or 2016, respectively.

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs net of an estimated forfeiture rate using the graded vesting attribution method over the requisite service period of the award, which is generally the vesting period of the award.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share compensation expense to be recognized in future periods.

Share awards issued to non-employees, such as advisors, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

Earnings (loss) per share

Basic earnings (loss) per common share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding during the period.

The Group’s convertible redeemable preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the common shares and preferred shares to the extent that each class may share in income for the period; whereas the undistributed net loss for the period is allocated to common shares only because preferred shares are not contractually obligated to share the loss.

Diluted earnings per common share reflect the potential dilution that could occur if securities were exercised or converted into common shares.  The Group had convertible redeemable preferred shares, and stock options, which could potentially dilute basic earnings per share.  To calculate the number of shares for diluted income per share, the effect of the convertible redeemable preferred shares is computed using the as-if-converted method; the effect of the stock options is computed using the treasury stock method.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”).  The financial records of the Group’s subsidiaries and VIE entities located in the PRC are maintained in their local currencies, the RMB, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the statement of operations.

The Group’s entities with functional currency of RMB translate their operating results and financial positions into the U.S. dollar, the Group’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Revenues, expenses, gains and losses are translated using the average rate for the year.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income includes net income, cumulative foreign currency translation adjustments, unrealized gain (loss) in available-for-sale investments and net of tax effect for years ended March 31, 2014, 2015 and 2016, and is reported in the statement of shareholder’s equity.

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the lessor are accounted for as operating leases.  Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Newly adopted accounting pronouncements

In May 2014, the Financial Accounting Standards Board(“FASB”) issued Accounting Standards Update(“ASU”) 2014-09 which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application will be permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1.Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

•For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

•For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

•For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2.Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application.

If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

•The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.

•An explanation of the reasons for significant changes.

The Group is in the process of evaluating the impact of this pronouncement to its consolidated financial statements.

In June 2014, the FASB issued ASU 2014-12, which requires that a performance target that affects vesting and that could be achieved after the requisite service period is treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation—Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period.

The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted.

Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. In addition, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In August 2015, the FASB issued a new pronouncement, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date. The amendments in this ASU defer the effective date of ASU 2014-09 by one year. ASU 2014-09 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance for all entities. Public business entities should apply the guidance in ASU 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In September, 2015, the FASB issued a new pronouncement, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. To simplify the accounting for adjustments made to provisional amounts recognized in a business combination, the amendments eliminate the requirement to retrospectively account for those adjustments. Under this ASU, an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The ASU also requires acquirers to present separately on the face of the income statement, or disclose in the notes, the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. For public business entities, the ASU is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The ASU must be applied prospectively to adjustments to provisional amounts that occur after the effective date. Early adoption is permitted for financial statements that have not been issued. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In November, 2015, the FASB issued a new pronouncement ASU 2015-17 which changes how deferred taxes are classified on organizations’ balance sheets. The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent.

The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. This ASU may be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In January, 2016, the FASB issued a new pronouncement ASU 2016-01 which is intended to improve the recognition and measurement of financial instruments. The ASU affects public and private companies, not-for-profit organizations, and employee benefit plans that hold financial assets or owe financial liabilities.

The new guidance makes targeted improvements to existing U.S. GAAP by:

•Requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income;

•Requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;

•Requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements;

•Eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities;

•Eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and

•Requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision.

Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the Board’s new revenue standard (ASC 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718). The new guidance simplifies certain aspects related to income taxes, statement of cash flows, and forfeitures when accounting for share-based payment transactions. This new guidance will be effective for the Company for the first reporting period beginning after December 15, 2016, with earlier adoption permitted. Certain of the amendments related to timing of the recognition of tax benefits and tax withholding requirements should be applied using a modified retrospective transition method. Amendments related to the presentation of the statement of cash flows should be applied retrospectively. All other provisions may be applied on a prospective or modified retrospective basis. For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application will be permitted. The Group is in the process of evaluating the impacts of the adoption of this ASU.